Income Taxes - Reconciliation of Income Tax Expense (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Prior gross revenue used to calculate presumed profit income tax	R$ 78,000